SHARE-BASED COMPENSATION (Details Narrative)			9 Months Ended	12 Months Ended
	Aug. 30, 2022 CNY (¥) shares	Jul. 07, 2021 $ / shares shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Common stock par value | $ / shares						$ 0.0001
Issuance of ordinary shares | ¥
Youlife International Holdings Inc [Member]
Common stock par value | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001
Stock based compensation | ¥				¥ 28,110	¥ 28,110
Lanxin Blue Limited [Member] | Youlife International Holdings Inc [Member]
Issuance of ordinary shares, shares | shares	2,660,829	49,051,500
Common stock par value | $ / shares		$ 0.0001
Issuance of ordinary shares | ¥	¥ 28,110